Description of the Business and Summary of Significant Accounting Policies - Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred debt issuance costs	$ 171.4	$ 203.1
Net deferred tax assets, noncurrent	20.7	20.4
Net deferred tax liabilities, noncurrent	228.2	562.3
New accounting pronouncement, effect of early adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net deferred tax assets, current	72.8	72.8
Net deferred tax assets, noncurrent		1.8
Net deferred tax liabilities, noncurrent		71.0
Other assets | New accounting pronouncement, effect of early adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred debt issuance costs	(171.4)	(203.1)
Long-term Debt | New accounting pronouncement, effect of early adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred debt issuance costs	$ 171.4	$ 203.1